Financial Risk Management - Derivative Financial Liabilities by Maturity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, contractual cash flows	¥ 92,640	¥ 62,748
Within 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, contractual cash flows	41,518	17,162
Between 1 and 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, contractual cash flows	49,513	42,529
Later than 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, contractual cash flows	¥ 1,609	¥ 3,057